INVESCO Dynamics Fund, Inc.
                             (September 1, 1996)

                   INVESCO Emerging Opportunity Funds, Inc.
                              (October 1, 1996)

                          INVESCO Growth Fund, Inc.
                              (January 1, 1997)

                          INVESCO Income Funds, Inc.
                              (January 1, 1997)

                     INVESCO Industrial Income Fund, Inc.
                              (November 1, 1996)

                      INVESCO Multiple Asset Funds, Inc.
                              (December 1, 1996)

                        INVESCO Specialty Funds, Inc.
                     INVESCO Worldwide Capital Goods Fund
                    INVESCO Worldwide Communications Fund
                     INVESCO European Small Company Fund
                      INVESCO Latin American Growth Fund
                          INVESCO Asian Growth Fund
                              (December 1, 1996)
                             INVESCO Realty Fund
                              (January 1, 1997)

                     INVESCO Tax-Free Income Funds, Inc.
                              (November 1, 1996)

                  Supplement to Prospectuses of Above Funds
                 Dates of Which Are Indicated in Parenthesis


      The Section of the above Funds' Prospectuses entitled "How to Buy Shares Distribution Expenses" or "How Shares Can Be Purchased - Distribution Expenses" is amended in its entirety to read as follows:

            Distribution Expenses. The/Each Fund is authorized under a Plan and Agreement of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan") to use its assets to finance certain activities relating to the distribution of its shares to investors. Under the Plan, monthly payments may be made by the Fund to IFG/INVESCO to permit it, at IFG's/INVESCO's discretion, to engage in certain activities, and provide certain services approved by the board of directors in connection with the distribution of the Fund's shares to investors.

      These activities and services may include the payment of compensation (including incentive compensation and/or continuing compensation based on the amount of customer assets maintained in the Fund) to securities dealers and other financial institutions and organizations, which may include IFG/INVESCO affiliated companies, to obtain various distribution-related and/or administrative services for the Fund. Such services may include, among other things, processing new shareholder account applications, preparing and transmitting to the Fund's Transfer Agent computer processable tapes of all transactions by customers, and serving as the primary source of information to customers in answering questions concerning the Fund and their transactions with the Fund.

            In addition,  other  permissible  activities  and  services  include advertising, the preparation and distribution of sales literature, printing and distributing prospectuses to prospective investors, and such other services and promotional activities for the Fund(s) as may from time to time be agreed upon by the Company/Fund and its board of directors, including public relations efforts and marketing programs to communicate with investors and prospective investors. These services and activities may be conducted by the staff of IFG/INVESCO or its affiliates or by third parties.

            Under the Plan, the Company's/Fund's payments to IFG/INVESCO on behalf of the/each Fund are limited to an amount computed at an annual rate of 0.25% of the/each Fund's average net assets during the month. IFG/INVESCO is not entitled to payment for overhead expenses under the Plan, but may be paid for all or a portion of the compensation paid for salaries and other employee benefits for the personnel of IFG/INVESCO whose primary responsibilities involve marketing shares of the IFG/INVESCO funds, including the Fund(s). Payment amounts by the/each Fund under the Plan, for any month, may be made to compensate IFG/INVESCO for permissible activities engaged in and services provided by IFG/INVESCO during the rolling 12-month period in which that month falls, although this period is expanded to 24 months for obligations incurred during the first 24 months of the/each Fund's operations. Therefore, any obligations incurred by IFG/INVESCO in excess of the limitations described above will not be paid by the Fund(s) under the Plan, and will be borne by IFG/INVESCO. In addition, IFG/INVESCO may from time to time make additional payments from its revenues to securities dealers and other financial institutions that provide distribution-related and/or administrative services for the Fund(s). No further payments will be made by the Fund(s) under the Plan in the event of its termination. Also, any payments made by the Fund(s) may not be used to finance directly the distribution of shares of any other fund of the Company/Fund or other mutual fund advised by IFG/INVESCO. Payments made by the/each Fund under the Plan for compensation of marketing personnel, as noted above, are based on an allocation formula designed to ensure that all such payments are appropriate.

The date of this Supplement is February 21, 1997.

                         INVESCO Dynamics Fund, Inc.
                             (September 1, 1996)

                   INVESCO Emerging Opportunity Funds, Inc.
                              (October 1, 1996)

                          INVESCO Growth Fund, Inc.
                              (January 1, 1997)

                          INVESCO Income Funds, Inc.
                              (January 1, 1997)

                     INVESCO Industrial Income Fund, Inc.
                              (November 1, 1996)

                      INVESCO Multiple Asset Funds, Inc.
                              (December 1, 1996)

                        INVESCO Specialty Funds, Inc.
                              (January 1, 1997)

                     INVESCO Tax-Free Income Funds, Inc.
                              (November 1, 1996)

      Supplement to Statements of Additional Information of Above Funds
                 Dates of Which Are Indicated in Parenthesis


      A. The Section of the INVESCO Emerging Opportunity Funds, Inc., INVESCO Income Funds, Inc., INVESCO Multiple Asset Funds, Inc., INVESCO Specialty Funds, Inc. and INVESCO Tax-Free Income Funds, Inc. Statements of Additional Information entitled How Shares Can Be Purchased - Distribution Plan" is amended to delete the second and third sentences of the first paragraph of this section, and substitute for the deleted sentences the following new sentences:

      The Plan provides that each of the Funds may make monthly payments to INVESCO of amounts computed at an annual rate no greater than 0.25% of the Fund's average net assets to permit INVESCO, at it's discretion, to engage in certain activities and provide certain services in connection with the distribution of each Fund's shares to investors. Payment amounts by a Fund under the Plan, for any month, may be made to compensate INVESCO for permissible activities engaged in and services provided by INVESCO during the rolling 12-month period in which that month falls, although this period is extended to 24 months for obligations incurred during the first 24 months of a Fund's operations.

     B. The Section of the INVESCO Industrial Income Fund, Inc., INVESCO Growth Fund, Inc. and INVESCO Dynamics Fund, Inc. Statements of Additional Information entitled How Shares Can Be Purchased - Distribution Plan" is amended to delete the second sentence of the first paragraph of this section, and substitute for the deleted sentence the following new sentences:

      The Plan provides that each of the Funds may make monthly payments to INVESCO of amounts computed at an annual rate no greater than 0.25% of the Fund's average net assets to permit INVESCO, at it's discretion, to engage in certain activities and provide certain services in connection with the distribution of each Fund's shares to investors. Payment amounts by a Fund under the Plan, for any month, may be made to compensate INVESCO for permissible activities engaged in and services provided by INVESCO during the rolling 12-month period in which that month falls, although this period is extended to 24 months for obligations incurred during the first 24 months of a Fund's operations.

     C. The Section of the INVESCO Emerging Opportunity Funds, Inc., INVESCO Income Funds, Inc., INVESCO Multiple Asset Funds, Inc., INVESCO Specialty Funds, Inc. and INVESCO Tax-Free Income Funds, Inc. Statements of Additional Information entitled How Shares Can Be Purchased - Distribution Plan" is amended to add the following new sentence at the end of the fourth paragraph of this section.

      With respect to all of the Funds, the board of directors on February 4, 1997, approved amending the Plan, effective January 1, 1997, to convert the Plan to a compensation type Rule 12b-1 plan. This amendment of the Plan will not result in increasing the amount of any Fund's payments thereunder.

     D. The Section of the INVESCO Industrial Income Fund, Inc., INVESCO Growth Fund, Inc. and INVESCO Dynamics Fund, Inc. Statements of Additional Information entitled How Shares Can Be Purchased - Distribution Plan" is amended to add the following new sentence at the end of the fourth paragraph of this section.

      With respect to the Fund, the board of directors on February 4, 1997, approved amending the Plan, effective January 1, 1997, to convert the Plan to a compensation type Rule 12b-1 plan. This amendment of the Plan will not result in increasing the amount of the Fund's payments thereunder.

     E. The Section of the above Companies' Statements of Additional Information entitled How Shares Can Be Purchased - Distribution Plan" is amended to delete the second sentence of the seventh paragraph of this section.

The date of this Supplement is February 21, 1997.